Subsidiary Guarantor Information - Supplemental Statement of Cash Flows (Detail) $ in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024 MXN ($)	Jun. 30, 2023 MXN ($)	Jun. 30, 2024 MXN ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MXN ($)
Operating activities:
Net income (loss)			$ (268,647,357)		$ 82,159,155
Total duties, taxes and other			90,973,707		141,393,488
Depreciation and amortization of wells, pipelines, properties, plant and equipment	$ 41,377,932	$ 28,735,620	74,258,629		56,791,178
Amortization of intangible assets			176,074		196,096
Impairment of wells, pipelines, properties, plant and equipment			17,548,991		66,084,491
Capitalized unsuccessful wells			4,492,742		1,437,971
Unsuccessful wells from intangible assets			10,836,456		15,667,953
Loss from disposal of wells, pipelines, properties, plant and equipment			2,308,100		3,454,946
Depreciation of rights of use	1,496,030	1,077,918	2,915,676		2,385,577
Cancellation of leases			0		(122,679)
Unrealized foreign exchange loss in discount rate of reserve for well abandonment			2,369,541		2,024,600
Loss (profit) sharing in joint ventures and associates			(265,216)		(151,969)
Unrealized foreign exchange (income) loss			120,285,924		(212,796,067)
Interest expense			71,100,482		74,780,817
Financing income			(10,194,451)		(8,224,531)
Duties and taxes			(131,921,920)		(93,012,117)
Accounts receivable, inventories, accounts payable, DFIs and provisions			120,970,566		12,365,365
Employee benefits			28,437,611		29,971,712
Net cash flows from operating activities			135,645,555		174,405,986
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets			(161,570,923)		(138,527,101)
Other assets and other receivables			6,166,811		11,728,468
Net cash flows (used in) investing activities			(155,404,112)		(126,798,633)
Financing activities:
Increase in equity due to Certificates of Contribution “A”			145,000,000		17,700,000
Collection and interest collected from the Mexican Government			13,497,342		32,449,191
Lease payments (principal and interest)			(4,326,617)		(3,975,374)
Loans obtained from financial institutions			536,422,333		431,659,853
Debt payments, principal only			(620,190,507)	$ (983,776)	(436,838,825)
Interest paid			(70,733,122)		(75,009,928)
Net cash flows (used in) financing activities			(330,571)		(34,015,083)
Net increase (decrease) in cash and cash equivalents			(20,089,128)		13,592,270
Effects of foreign exchange on cash balances			18,077,283		(13,891,581)
Cash and cash equivalents at the beginning of the year			68,747,376		64,414,511
Cash and cash equivalents at the end of the period (Note 9)	66,735,531	64,115,200	66,735,531		64,115,200
Eliminations
Operating activities:
Net income (loss)			257,010,422		(147,196,961)
Loss (profit) sharing in joint ventures and associates			(257,010,420)		145,184,133
Inter-company charges and deductions			423,611,736		(46,456,238)
Net cash flows from operating activities			423,611,738		(48,469,066)
Investing activities:
(Increase) decrease due to Inter-company investing			191,862,468		(243,573,176)
Net cash flows (used in) investing activities			191,862,468		(243,573,176)
Financing activities:
Inter-company increase (decrease) financing			(615,474,206)		292,042,242
Net cash flows (used in) financing activities			(615,474,206)		292,042,242
Petróleos Mexicanos
Operating activities:
Net income (loss)			(268,619,086)		82,191,023
Total duties, taxes and other			8,639,331		(1,147,993)
Depreciation and amortization of wells, pipelines, properties, plant and equipment			284,137		283,832
Amortization of intangible assets			120,370		148,197
Loss from disposal of wells, pipelines, properties, plant and equipment			73,346		14
Depreciation of rights of use			301,264		294,821
Cancellation of leases					(124,191)
Loss (profit) sharing in joint ventures and associates			260,831,141		(113,450,915)
Unrealized foreign exchange (income) loss			106,241,032		(190,694,401)
Interest expense			65,947,218		65,163,379
Financing income			(4,648,274)		(5,953,863)
Duties and taxes			(3,645,278)		370,291
Accounts receivable, inventories, accounts payable, DFIs and provisions			22,021,534		6,637,569
Employee benefits			10,344,362		8,076,244
Inter-company charges and deductions			(223,822,780)		(27,299,944)
Net cash flows from operating activities			(25,931,683)		(175,505,937)
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets			(791,371)		(671,888)
Other assets and other receivables			1,743,854		1,287,803
(Increase) decrease due to Inter-company investing			(207,652,706)		243,312,338
Net cash flows (used in) investing activities			(206,700,223)		243,928,253
Financing activities:
Increase in equity due to Certificates of Contribution “A”			145,000,000		17,700,000
Collection and interest collected from the Mexican Government			13,497,342		32,449,191
Lease payments (principal and interest)			(225,131)		(331,046)
Loans obtained from financial institutions			206,392,226		186,742,632
Debt payments, principal only			(276,498,585)		(184,323,260)
Interest paid			(69,812,226)		(70,713,213)
Inter-company increase (decrease) financing			207,697,556		(51,305,719)
Net cash flows (used in) financing activities			226,051,182		(69,781,415)
Net increase (decrease) in cash and cash equivalents			(6,580,724)		(1,359,099)
Cash and cash equivalents at the beginning of the year			21,332,062		14,809,052
Cash and cash equivalents at the end of the period (Note 9)	14,751,338	13,449,953	14,751,338		13,449,953
Subsidiary guarantors
Operating activities:
Net income (loss)			(265,048,649)		97,001,343
Total duties, taxes and other			80,418,824		141,775,172
Depreciation and amortization of wells, pipelines, properties, plant and equipment			71,593,632		54,269,423
Amortization of intangible assets			11,148		10,213
Impairment of wells, pipelines, properties, plant and equipment			17,548,991		66,084,491
Capitalized unsuccessful wells			4,492,742		1,437,971
Unsuccessful wells from intangible assets			10,836,456		15,667,953
Loss from disposal of wells, pipelines, properties, plant and equipment			2,464,759		1,266,601
Depreciation of rights of use			1,912,000		1,912,430
Unrealized foreign exchange loss in discount rate of reserve for well abandonment			2,369,541		2,024,600
Loss (profit) sharing in joint ventures and associates			373,953		(2,001,116)
Unrealized foreign exchange (income) loss			9,287,579		(15,016,726)
Interest expense			1,210,804		6,312,376
Financing income			(4,361,078)		(1,679,381)
Duties and taxes			(129,007,832)		(91,561,760)
Accounts receivable, inventories, accounts payable, DFIs and provisions			112,825,868		32,450,467
Employee benefits			17,965,840		21,866,558
Inter-company charges and deductions			(182,138,998)		33,634,743
Net cash flows from operating activities			(247,244,420)		365,455,358
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets			(104,251,526)		(102,774,574)
Other assets and other receivables			2,450,275		1,965,057
Net cash flows (used in) investing activities			(101,801,251)		(100,809,517)
Financing activities:
Lease payments (principal and interest)			(3,320,652)		(3,243,395)
Loans obtained from financial institutions			18,079,220		16,948,432
Debt payments, principal only			(19,010,190)		(21,434,858)
Interest paid			(2,572,120)		(4,838,220)
Inter-company increase (decrease) financing			358,464,555		(250,335,004)
Net cash flows (used in) financing activities			351,640,813		(262,903,045)
Net increase (decrease) in cash and cash equivalents			2,595,142		1,742,796
Cash and cash equivalents at the beginning of the year			8,121,798		11,293,133
Cash and cash equivalents at the end of the period (Note 9)	10,716,940	13,035,929	10,716,940		13,035,929
Non-guarantor subsidiaries
Operating activities:
Net income (loss)			8,009,956		50,163,750
Total duties, taxes and other			1,915,552		766,309
Depreciation and amortization of wells, pipelines, properties, plant and equipment			2,380,860		2,237,923
Amortization of intangible assets			44,556		37,686
Loss from disposal of wells, pipelines, properties, plant and equipment			(230,005)		2,188,331
Depreciation of rights of use			702,412		178,326
Cancellation of leases					1,512
Loss (profit) sharing in joint ventures and associates			(4,459,890)		(29,884,071)
Unrealized foreign exchange (income) loss			4,757,313		(7,084,940)
Interest expense			3,942,460		3,305,062
Financing income			(1,185,099)		(591,287)
Duties and taxes			731,190		(1,820,648)
Accounts receivable, inventories, accounts payable, DFIs and provisions			(13,876,836)		(26,722,671)
Employee benefits			127,409		28,910
Inter-company charges and deductions			(17,649,958)		40,121,439
Net cash flows from operating activities			(14,790,080)		32,925,631
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets			(56,528,026)		(35,080,639)
Other assets and other receivables			1,972,682		8,475,608
(Increase) decrease due to Inter-company investing			15,790,238		260,838
Net cash flows (used in) investing activities			(38,765,106)		(26,344,193)
Financing activities:
Lease payments (principal and interest)			(780,834)		(400,933)
Loans obtained from financial institutions			311,950,887		227,968,789
Debt payments, principal only			(324,681,732)		(231,080,707)
Interest paid			1,651,224		541,505
Inter-company increase (decrease) financing			49,312,095		9,598,481
Net cash flows (used in) financing activities			37,451,640		6,627,135
Net increase (decrease) in cash and cash equivalents			(16,103,546)		13,208,573
Effects of foreign exchange on cash balances			18,077,283		(13,891,581)
Cash and cash equivalents at the beginning of the year			39,293,516		38,312,326
Cash and cash equivalents at the end of the period (Note 9)	$ 41,267,253	$ 37,629,318	$ 41,267,253		$ 37,629,318